PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of plan assets and reconciliation of funded status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset)
Weighted average duration of defined benefit obligations	19 years	18 years 4 months 24 days
Expected future benefit payments	$ 14.2
Reconciliation of funded status to net amount recognized
Net defined benefit liability	196.1	$ 125.5
Pension defined benefit plans
Reconciliation of funded status to net amount recognized
Benefit obligations	(686.4)	(570.4)
Fair value of plan assets	536.3	485.8
Plan deficit and net amount recognized	(150.1)	(84.6)
Postretirement defined benefit plans
Reconciliation of funded status to net amount recognized
Benefit obligations	(46.0)	(40.9)
Plan deficit and net amount recognized	$ (46.0)	$ (40.9)
Plan assets
Plan assets
Debt securities (as a percent)	39.80%	40.90%
Other (as a percent)	7.50%
Total plan assets (in percent)	100.00%	100.00%
Plan assets | Canadian
Plan assets
Equity securities (as a percent)	21.90%	23.80%
Plan assets | Foreign
Plan assets
Equity securities (as a percent)	30.80%	35.30%